Related Party Transactions	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

2.19 Related party transactions

List of subsidiaries:

Particulars	Country	Holding as of
		March 31, 2018	March 31, 2017
Infosys Technologies (China) Co. Limited (Infosys China)	China	100%	100%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)	Mexico	100%	100%
Infosys Technologies (Sweden) AB. (Infosys Sweden)	Sweden	100%	100%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)	China	100%	100%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)	Brazil	100%	100%
Infosys Nova Holdings LLC. (Infosys Nova)	U.S.	100%	100%
EdgeVerve Systems Limited (EdgeVerve)	India	100%	100%
Lodestone Management Consultants GmbH(1)	Austria	100%	100%
Skava Systems Pvt. Ltd. (Skava Systems)	India	100%	100%
Kallidus Inc. (Kallidus)	U.S.	100%	100%
Infosys Chile SpA(2)	Chile	-	-
Infosys Arabia Limited(3)	Saudi Arabia	70%	-
Infosys Americas Inc., (Infosys Americas)	U.S.	100%	100%
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)(4)	Australia	100%	100%
Infosys Public Services, Inc. USA (Infosys Public Services)	U.S.	100%	100%
Infosys Canada Public Services Ltd.(5)(6)	Canada	-	-
Infosys BPM Limited (formerly Infosys BPO Limited)	India	99.98%	99.98%
Infosys (Czech Republic) Limited s.r.o.(7)	Czech Republic	99.98%	99.98%
Infosys Poland, Sp z.o.o(7)	Poland	99.98%	99.98%
Infosys McCamish Systems LLC (7)	U.S.	99.98%	99.98%
Portland Group Pty Ltd(7)	Australia	99.98%	99.98%
Infosys BPO Americas LLC.(7)	U.S.	99.98%	99.98%
Infosys Consulting Holding AG (Infosys Lodestone)	Switzerland	100%	100%
Lodestone Management Consultants Inc.(4)(8)	U.S.	100%	100%
Infosys Management Consulting Pty Limited(8)	Australia	100%	100%
Infosys Consulting AG(8)	Switzerland	100%	100%
Infosys Consulting GmbH(8)	Germany	100%	100%
Infosys Consulting SAS(8)	France	100%	100%
Infosys Consulting s.r.o.(8)	Czech Republic	100%	100%
Lodestone Management Consultants Co., Ltd.(8)	China	100%	100%
Infy Consulting Company Ltd(8)	U.K.	100%	100%
Infy Consulting B.V.(8)	The Netherlands	100%	100%
Infosys Consulting Sp. z.o.o(8)	Poland	100%	100%
Lodestone Management Consultants Portugal, Unipessoal, Lda. (8)	Portugal	100%	100%
S.C. Infosys Consulting S.R.L.(8)	Romania	100%	100%
Infosys Consulting S.R.L.(8)	Argentina	100%	100%
Lodestone GmbH(8)(9)	Switzerland	-	-
Lodestone Augmentis AG (10)(11)	Switzerland	-	-
Infosys Consulting (Belgium) NV (formerly Lodestone Management Consultants (Belgium) S.A.)(12)	Belgium	99.90%	99.90%
Infosys Consulting Ltda.(12)	Brazil	99.99%	99.99%
Panaya Inc. (Panaya)	U.S.	100%	100%
Panaya Ltd.(13)	Israel	100%	100%
Panaya GmbH(13)	Germany	100%	100%
Panaya Japan Co. Ltd(4)(13)	Japan	100%	100%
Panaya Pty Ltd.(13)(14)	Australia	-	-
Noah Consulting LLC (Noah)(15)	U.S.	-	100%
Noah Information Management Consulting Inc. (Noah Canada)(16)(17)	Canada	-	100%
Brilliant Basics Holdings Limited(18)	U.K.	100%	-
Brilliant Basics Limited(19)	U.K.	100%	-
Brilliant Basics (MENA) DMCC(19)	Dubai	100%	-
Infosys Consulting Pte Limited(1)	Singapore	100%	100%
Infosys Middle East FZ LLC(20)	Dubai	100%	-

(1)	Wholly-owned subsidiary of Infosys Limited
(2)	Incorporated effective November 20, 2017
(3)	Subsidiary of Infosys Limited
(4)	Under liquidation
(5)	Wholly owned subsidiary of Infosys Public Services, Inc.
(6)	Liquidated effective May 9, 2017
(7)	Wholly owned subsidiary of Infosys BPM.
(8)	Wholly owned subsidiaries of Infosys Consulting Holding AG (formerly Lodestone Holding AG)
(9)	Liquidated effective December 21, 2016
(10)	Wholly owned subsidiary of Infosys Consulting AG (formerly Lodestone Management Consultants AG)
(11)	Liquidated effective October 5, 2016
(12)	Majority owned and controlled subsidiaries of Infosys Consulting Holding AG (formerly Lodestone Holding AG)
(13)	Wholly owned subsidiary of Panaya Inc.
(14)	Liquidated effective November 16, 2016
(15)	Liquidated effective November 9, 2017
(16)	Wholly owned subsidiary of Noah
(17)	Liquidated effective December 20, 2017
(18)	On September 8, 2017, Infosys acquired 100% of the voting interests in Brilliant Basics Holdings Limited., UK
(19)	Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(20)	Wholly-owned subsidiary of Infosys Consulting Pte Ltd

During the year ended March 31, 2018, 2017 and 2016, Infosys Consulting AG (formerly Lodestone Management Consultants AG) paid a dividend of Nil, $4 million and $2 million, respectively, to its holding company, Lodestone Holding AG and the tax on such dividend received was Nil.

During the year ended March 31, 2018 and 2017, Infy Consulting Company Ltd. (formerly Lodestone Management Consultants Ltd.) paid a dividend of $3 million and $5 million, respectively, to its holding company, Lodestone Holding AG and the tax on such dividend received was Nil.

During the year ended March 31, 2018, the Company received $130 million as dividend from Infosys BPM. Dividend distribution tax paid by the subsidiary on such dividend has been reduced as credit against dividend distribution tax payable by Infosys. Accordingly, the group has recorded a charge of $27 million as income tax expense during the year ended March 31, 2018.

During the year ended March 31, 2018, S.C. Infosys Consulting S.R.L. paid a dividend of $1 million, to its holding company, Infosys Consulting Holding AG and the tax on such dividend received was Nil.

Infosys has provided guarantee for performance of certain contracts entered into by its subsidiaries.

List of associates:

Particulars	Country	Holding as of
		March 31, 2018	March 31, 2017
DWA Nova LLC (DWA Nova) (1)	U.S.	–	16%

(1)

Associate of Infosys Nova. During the year ended March 31, 2015, Infosys Nova acquired 20% of the equity interests in DWA Nova LLC for a cash consideration of $15 million. The Company made this investment to form a new company along with Dream Works Animation (DWA). As of March 31, 2017, Infosys Nova held 16% of the equity interest in DWA Nova LLC. Share of associate’s loss for the year ended March 31, 2018 and March 31, 2017 includes an impairment loss of $11 million and $3 million, respectively. As of March 31, 2018, the Company has written down the entire carrying value of the investment in its associate DWA Nova LLC. DWA Nova LLC has been liquidated effective November 17, 2017

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees' Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees' Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees' Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust (formerly Infosys BPO Limited Employees’ Superannuation Fund Trust)	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust (formerly Infosys BPO Limited Employees’ Gratuity Fund Trust)	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees‘ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust

Refer to Note 2.12 for information on transactions relating to the post-employment benefit plans mentioned above.

Transactions with key management personnel

Salil Parekh appointed as Chief Executive Officer and Managing Director effective January 2, 2018. The appointment is for a term of 5 years with effect from January 2, 2018 to January 1, 2023 and the remuneration is approved by shareholders through postal ballot dated February 20, 2018.

U. B. Pravin Rao, Chief Operating officer appointed as Interim-Chief Executive Officer and Managing Director effective August 18, 2017. Subsequently he stepped down as the interim CEO and Managing Director effective January 2, 2018 and will continue as Chief Operating Officer and a whole-time director of the Company.

Dr. Vishal Sikka resigned as Chief Executive Officer and Managing Director effective August 18, 2017 and as Executive Vice Chairman effective August 24, 2017

The table below describes the compensation to key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
Particulars	Year ended March 31,
	2018	2017	2016
Salaries and other employee benefits to whole-time directors and executive officers(1)(2) (3) (4)(5)	8	12	15
Commission and other benefits to non-executive / independent directors	2	2	2
Total	10	14	17

(1)

Includes reversal of employee stock compensation expense of $2 million for the year ended March 31, 2018 and employee stock compensation expense of, $5 million and $1 million for the year ended March 31, 2017 and March 31, 2016, respectively towards key managerial personnel.

(2)

Year ended March 31, 2017 includes $0.87 million payable under severance agreement to David Kennedy, who stepped down as General counsel and Chief compliance officer with effect from December 31, 2016.

(3)	Year ended March 31, 2016 includes $2.58 million payable under severance agreement to Rajiv Bansal who stepped down as Chief Financial officer with effect from October 12, 2015
(4)

On December 2, 2017, the Board appointed Salil Parekh as the Chief Executive Officer and Managing Director of the Company with effect from January 2, 2018. The appointment for a term of 5 years with effect from January 2, 2018 to January 1, 2023 and the remuneration is approved by shareholders through postal ballot which will get concluded on February 20, 2018.

(5)

Included a reversal of stock compensation cost of $5 million for the year ended March 31, 2018 towards forfeiture of stock incentives granted to Dr.Vishal Sikka upon his resignation. (Refer to note 2.16)